Cover	Nov. 30, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2022
Entity File Number	001-40801
Entity Registrant Name	Pacifico Acquisition Corp.
Entity Central Index Key	0001858414
Entity Tax Identification Number	86-2422615
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Pacifico Capital LLC
Entity Address, Address Line Two	521 Fifth Avenue 17th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10175
City Area Code	646
Local Phone Number	886 8892
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	PAFO
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	PAFOR
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	PAFOU
Security Exchange Name	NASDAQ